UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Tegean Capital Management, LLC

Address:   Two Grand Central Tower
           140 East 45th Street, 37th Floor
           New York, New York 10017

13F File Number: 028-14980

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Donald Henry
Title:   Chief Financial Officer
Phone:   (212) 201-1954


Signature, Place and Date of Signing:

  /s/ Donald Henry              New York, New York          February 13, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  21

Form 13F Information Table Value Total:  $145,530
                                        (thousands)


List of Other Included Managers:

No.              Form 13F File Number              Name

None.


                                                    FORM 13F INFORMATION TABLE
                                                   Tegean Capital Management, LLC
                                                        December 31, 2012



COLUMN 1                        COLUMN 2         COLUMN 3   COLUMN 4        COLUMN 5     COLUMN 6    COLUMN 7      COLUMN 8

                                 TITLE                      VALUE     SHRS OR  SH/ PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS           CUSIP     (X1000)   PRN AMT  PRN CALL  DISCRETION   MANGRS     SOLE   SHARED  NONE
AMERICAN CAPITAL AGENCY CORP   COM              02503X105    7,225     250,000  SH         SOLE                   250,000
AMERICAN INTL GROUP INC        COM NEW          026874784   11,473     325,000  SH         SOLE                   325,000
APPLE INC                      COM              037833100    3,725       7,000  SH         SOLE                     7,000
ASSURED GUARANTY LTD           COM              G0585R106    7,115     500,000  SH         SOLE                   500,000
CAPITAL ONE FINL CORP          COM              14040H105   13,034     225,000  SH         SOLE                   225,000
CITIGROUP INC                  COM NEW          172967424    9,890     250,000  SH         SOLE                   250,000
FORD MTR CO DEL                COM PAR $0.01    345370860    7,770     600,000  SH         SOLE                   600,000
GOLDMAN SACHS GROUP INC        COM              38141G104   11,646      91,300  SH         SOLE                    91,300
HUNTINGTON BANCSHARES INC      COM              446150104    6,390   1,000,000  SH         SOLE                 1,000,000
JPMORGAN CHASE & CO            COM              46625H100   10,333     235,000  SH         SOLE                   235,000
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    2,320      50,000      CALL   SOLE                    50,000
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    1,160      25,000  SH         SOLE                    25,000
METLIFE INC                    COM              59156R108   15,482     470,000  SH         SOLE                   470,000
MORGAN STANLEY                 COM NEW          617446448   10,516     550,000  SH         SOLE                   550,000
NEWMONT MINING CORP            COM              651639106    6,966     150,000  SH         SOLE                   150,000
ORIENTAL FINL GROUP INC        COM              68618W100    3,338     250,000  SH         SOLE                   250,000
PNC FINL SVCS GROUP INC        COM              693475105    2,916      50,000  SH         SOLE                    50,000
SPDR S&P 500 ETF TR            TR UNIT          78462F103    1,424      10,000      PUT    SOLE                    10,000
SPDR SERIES TRUST              S&P HOMEBUILD    78464A888    1,330      50,000      PUT    SOLE                    50,000
SYNOVUS FINL CORP              COM              87161C105    1,225     500,099  SH         SOLE                   500,099
WELLS FARGO & CO NEW           COM              949746101   10,254     300,000  SH         SOLE                   300,000




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